Assets pledged, collateral received and assets transferred - Transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 234,167	£ 222,215
Associated liabilities	(137,146)	(128,408)
Derivatives
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	79,474	66,744
Associated liabilities	(79,474)	(66,744)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	74,291	71,820
Associated liabilities	(46,617)	(49,543)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	67,554	69,316
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	12,848	14,335
Associated liabilities	£ (11,055)	£ (12,121)